Leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance lease cost:
Amortization of right-of-use assets	$ 68	$ 66	$ 31
Interest on lease liabilities	7	12	8
Operating lease cost:
Fixed rent expense	1,079	602	567
Short-term lease cost	7	22	63
Net lease cost	1,161	702	669
Cost of Sales
Operating lease cost:
Net lease cost	0	0	0
General & Administrative Expenses
Operating lease cost:
Net lease cost	$ 1,161	$ 702	$ 669